Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (32,180,557)	$ (2,590,948)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income from Trust Account	(4,415,456)	(3,989,061)
Change in fair value of convertible promissory notes – related parties	3,698,394	170,741
Change in fair value of warrant liabilities	27,064,500	(498,000)
Changes in current assets and current liabilities:
Prepaid expenses	(8,389)	512,296
Accounts payable and accrued expenses	2,328,026	4,350,391
Income taxes payable	(330,151)	330,151
Net cash used in operating activities	(3,843,633)	(1,714,430)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account in connection with redemptions	230,129,156	0
Cash withdrawn from Trust Account to pay taxes	1,446,193	786,918
Net cash provided by investing activities	231,575,349	786,918
Cash Flows from Financing Activities:
Payments for redemptions of Class A common stock	(230,129,156)	0
Proceeds from convertible promissory notes – related parties	1,080,000	0
Proceeds from promissory notes - related party	1,485,000	705,000
Net cash (used in) provided by financing activities	(227,564,156)	705,000
Net Change in Cash	167,560	(222,512)
Cash — Beginning of period	100,256	322,768
Cash — End of period	267,816	100,256
Supplemental disclosure of non-cash investing and financing activities:
Conversion of Promissory Notes to Convertible Promissory Notes	726,370	0
Remeasurement of Class A common stock subject to possible redemption	3,301,702	2,847,008
Excise tax payable as a result of redemptions of Class A common stock	2,308,378	0
Initial measurement of fair value of Convertible Promissory Notes	(533,200)	(52,126)
Supplemental Disclosure of Cash Flow Information:
Payment of cash taxes	$ 1,246,194	$ 426,918